Not FDIC Insured May Lose Value No Bank Guarantee
ZTIF-Q3PH

Statements of Investments
(unaudited)
Foreign Smaller Companies Series 2
International Equity Series 7
Notes to Statements of Investments 11

Templeton Institutional Funds
Statement of Investments (unaudited), September 30, 2021
Foreign Smaller Companies Series
Quarterly Statement of Investments See Notes to Statements of Investments.

a a Industry Shares a Value
a
Common Stocks 95.3%
Austria 0.4%
AT&S Austria Technologie &
Systemtechnik AG ..............
Electronic Equipment, Instruments &
Components 85,948 $ 3,259,920
Bahamas 1.1%
a
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 787,705 7,853,419
a
Belgium 3.2%
Barco NV ...................... Electronic Equipment, Instruments &
Components 347,220 7,536,906
Fagron ........................ Health Care Providers & Services 402,709 7,865,880
a
Kinepolis Group NV .............. Entertainment 113,682 7,379,711
22,782,497
Brazil 1.9%
a
Camil Alimentos SA ............... Food Products 3,279,000 5,939,716
a
M Dias Branco SA ................ Food Products 1,238,600 7,510,662
13,450,378
Canada 3.2%
a
Canada Goose Holdings, Inc. ....... Textiles, Apparel & Luxury Goods 115,400 4,120,095
Canadian Western Bank ........... Banks 394,371 11,415,388
Computer Modelling Group Ltd. ...... Energy Equipment & Services 1,134,704 4,245,567
North West Co., Inc. (The) .......... Food & Staples Retailing 132,200 3,529,229
23,310,279
China 3.8%
Greatview Aseptic Packaging Co. Ltd. . Containers & Packaging 5,478,200 2,040,770
b
JNBY Design Ltd., Reg S .......... Textiles, Apparel & Luxury Goods 1,592,500 2,769,850
b,c
Shanghai Haohai Biological Technology
Co. Ltd., H, 144A, Reg S ......... Biotechnology 564,000 4,485,821
b,c
Viva Biotech Holdings, 144A, Reg S .. Life Sciences Tools & Services 8,905,000 6,977,407
a,b
Xiabuxiabu Catering Management China
Holdings Co. Ltd., 144A, Reg S .... Hotels, Restaurants & Leisure 2,795,500 2,744,349
c
Xtep International Holdings Ltd. ...... Textiles, Apparel & Luxury Goods 6,097,897 8,561,958
27,580,155
Denmark 0.7%
Matas A/S ...................... Specialty Retail 270,180 5,091,940
Finland 2.4%
a
BasWare OYJ ................... Software 80,809 3,035,003
Fiskars OYJ Abp ................. Household Durables 190,477 4,222,849
Huhtamaki OYJ .................. Containers & Packaging 225,482 10,139,273
17,397,125
France 1.2%
a
Beneteau SA .................... Leisure Products 341,444 5,047,030
Nexans SA ..................... Electrical Equipment 37,174 3,466,102
8,513,132
Germany 4.5%
Grand City Properties SA .......... Real Estate Management & Development 159,861 3,980,576
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 258,759 8,719,816
c
Rational AG .................... Machinery 8,639 8,114,904
Stabilus SA ..................... Machinery 135,810 9,525,043

Templeton Institutional Funds
Statement of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Germany (continued)
a
VIA Optronics AG, ADR ............ Electronic Equipment, Instruments &
Components 280,400 $ 2,147,864
32,488,203
Greece 0.7%
JUMBO SA ..................... Specialty Retail 317,426 5,168,324
Hong Kong 2.3%
Johnson Electric Holdings Ltd. ...... Auto Components 1,229,926 2,619,413
Techtronic Industries Co. Ltd. ....... Machinery 142,500 2,816,004
Value Partners Group Ltd. .......... Capital Markets 9,047,000 4,548,983
VTech Holdings Ltd. .............. Communications Equipment 888,000 6,457,338
16,441,738
Indonesia 0.8%
XL Axiata Tbk . PT ................ Wireless Telecommunication Services 27,382,900 5,772,701
Israel 1.4%
Max Stock Ltd. .................. Multiline Retail 1,340,121 4,777,052
a
RADA Electronic Industries Ltd. ...... Aerospace & Defense 474,531 5,049,010
9,826,062
Italy 7.0%
a
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 82,941 4,548,879
Interpump Group SpA ............. Machinery 211,184 13,610,049
a
MARR SpA ..................... Food & Staples Retailing 310,438 7,577,868
Sanlorenzo SpA ................. Leisure Products 327,011 11,878,641
b
Technogym SpA , 144A, Reg S ...... Leisure Products 1,192,656 13,321,399
50,936,836
Japan 21.0%
Anicom Holdings, Inc. ............. Insurance 754,100 6,366,219
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 478,400 10,940,167
Bunka Shutter Co. Ltd. ............ Building Products 429,500 4,329,640
Dowa Holdings Co. Ltd. ............ Metals & Mining 84,400 3,315,160
en Japan, Inc. ................... Professional Services 138,500 5,003,196
Fuji Oil Holdings, Inc. ............. Food Products 346,900 8,135,675
Glory Ltd. ...................... Machinery 271,300 6,049,562
Hosokawa Micron Corp. ........... Machinery 159,800 4,982,203
Idec Corp. ...................... Electrical Equipment 251,700 4,960,077
IDOM, Inc. ..................... Specialty Retail 907,900 8,181,164
Meitec Corp. .................... Professional Services 193,400 10,651,812
Morinaga & Co. Ltd. .............. Food Products 62,100 2,290,318
Morita Holdings Corp. ............. Machinery 165,200 2,238,462
Nichiha Corp. ................... Building Products 324,900 9,264,212
Nihon Parkerizing Co. Ltd. .......... Chemicals 326,400 3,349,465
Nissei ASB Machine Co. Ltd. ........ Machinery 190,500 6,491,733
Qol Holdings Co. Ltd. ............. Food & Staples Retailing 559,200 7,565,646
Shima Seiki Manufacturing Ltd. ...... Machinery 413,500 8,318,330
Square Enix Holdings Co. Ltd. ....... Entertainment 62,700 3,351,049
TechnoPro Holdings, Inc. .......... Professional Services 345,300 10,384,370
Topcon Corp. ................... Electronic Equipment, Instruments &
Components 370,200 6,437,995
Tsubakimoto Chain Co. ............ Machinery 128,300 3,963,969
Tsumura & Co. .................. Pharmaceuticals 399,600 12,768,286
Zojirushi Corp. .................. Household Durables 159,900 2,559,056
151,897,766

Templeton Institutional Funds
Statement of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Netherlands 3.5%
a
Accell Group NV ................. Leisure Products 79,195 $ 3,517,906
Arcadis NV ..................... Construction & Engineering 73,332 3,662,613
b
Flow Traders, 144A, Reg S ......... Capital Markets 252,236 9,734,936
a,b
Intertrust NV, 144A, Reg S ......... Professional Services 550,016 8,237,262
25,152,717
Norway 1.4%
b
Sbanken ASA, 144A, Reg S ........ Banks 443,454 5,113,791
TGS ASA ...................... Energy Equipment & Services 452,729 4,789,141
9,902,932
Philippines 0.8%
Century Pacific Food, Inc. .......... Food Products 11,227,200 5,886,398
South Korea 1.9%
BNK Financial Group, Inc. .......... Banks 751,772 5,569,963
DGB Financial Group, Inc. .......... Banks 1,008,750 8,407,341
13,977,304
Spain 0.7%
Construcciones y Auxiliar de
Ferrocarriles SA ................ Machinery 121,020 5,048,981
Sweden 4.6%
Cloetta AB, B ................... Food Products 711,836 2,199,354
b
Dometic Group AB, 144A .......... Auto Components 767,257 11,589,228
Granges AB .................... Metals & Mining 755,117 9,102,473
b
Thule Group AB, 144A, Reg S ....... Leisure Products 205,218 10,291,751
33,182,806
Switzerland 5.2%
Bucher Industries AG ............. Machinery 22,197 10,541,056
a
Landis+Gyr Group AG ............. Electronic Equipment, Instruments &
Components 89,830 5,770,286
c
Logitech International SA .......... Technology Hardware, Storage & Peripherals 52,800 4,654,320
a
Siegfried Holding AG .............. Life Sciences Tools & Services 14,599 13,009,188
a
Zur Rose Group AG .............. Food & Staples Retailing 9,055 3,634,439
37,609,289
Taiwan 8.9%
Chicony Electronics Co. Ltd. ........ Technology Hardware, Storage & Peripherals 2,845,037 7,825,456
Giant Manufacturing Co. Ltd. ........ Leisure Products 635,482 7,210,923
a
Johnson Health Tech Co. Ltd. ....... Leisure Products 1,891,000 4,464,669
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 6,322,000 9,201,151
Merida Industry Co. Ltd. ........... Leisure Products 751,000 7,856,213
Nan Pao Resins Chemical Co. Ltd. ... Chemicals 755,000 3,722,653
Nien Made Enterprise Co. Ltd. ...... Household Durables 447,000 6,327,996
Primax Electronics Ltd. ............ Technology Hardware, Storage & Peripherals 2,615,000 4,776,332
Shin Zu Shing Co. Ltd. ............ Machinery 1,010,000 3,737,065
Topkey Corp. ................... Leisure Products 704,000 3,512,283
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 1,448,000 5,758,542
64,393,283
Thailand 1.4%
Hana Microelectronics PCL ......... Electronic Equipment, Instruments &
Components 4,342,600 10,162,212

Templeton Institutional Funds
Statement of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 15
.
a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom 10.1%
Coats Group plc ................. Textiles, Apparel & Luxury Goods 3,760,058 $ 3,414,307
Greggs plc ..................... Hotels, Restaurants & Leisure 211,685 8,345,675
b
Ibstock plc, 144A, Reg S ........... Construction Materials 2,523,917 7,004,219
Man Group plc .................. Capital Markets 3,875,947 10,668,280
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 204,140 6,214,707
Pagegroup plc .................. Professional Services 876,710 7,334,926
Rathbone Brothers plc ............ Capital Markets 310,610 8,406,440
Stock Spirits Group plc ............ Beverages 2,510,264 12,665,415
a,b
Watches of Switzerland Group plc, 144A Specialty Retail 672,022 8,564,910
72,618,879
United States 1.2%
Axis Capital Holdings Ltd. .......... Insurance 63,230 2,911,109
a
IMAX Corp. ..................... Entertainment 314,500 5,969,210
8,880,319
Total Common Stocks (Cost $486,798,471) .....................................
688,585,595
a
Preferred Stocks 0.5%
Brazil 0.5%
d
Alpargatas SA, 0.1% .............. Textiles, Apparel & Luxury Goods 335,600 3,252,093
Total Preferred Stocks (Cost $858,316) .........................................
3,252,093
Warrants
a a a a a
Warrants 0.1%
Bahamas 0.1%
a
OneSpaWorld Holdings Ltd. , 3/19/24 .. Diversified Consumer Services 262,784 788,352
Total Warrants (Cost $221,371) ................................................
788,352
Total Long Term Investments (Cost $487,878,158) ...............................
692,626,040
Short Term Investments 0.9%
a a
Industry Shares a Value
a a a a a a
Investments from Cash Collateral Received for Loaned
Securities 0.9%
Money Market Funds 0.9%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 6,659,245 6,659,245
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$6,659,245) .................................................................
6,659,245
a a a a a
Total Short Term Investments (Cost $6,659,245 ) .................................
6,659,245
a a a
Total Investments (Cost $494,537,403) 96.8% ...................................
$699,285,285
Other Assets, less Liabilities 3.2% .............................................
22,911,287
Net Assets 100.0% ...........................................................
$722,196,572
a a a

Templeton Institutional Funds
Statement of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $90,834,923, representing 12.6% of net assets.
c
A portion or all of the security is on loan at September 30, 2021.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 6 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Institutional Funds
Statement of Investments (unaudited), September 30, 2021
International Equity Series
See Notes to Statements of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks 96.0%
Belgium 1.2%
Anheuser-Busch InBev SA/NV ...... Beverages 90,563 $ 5,136,277
Brazil 1.8%
Wheaton Precious Metals Corp. ..... Metals & Mining 200,881 7,560,489
Canada 2.5%
Barrick Gold Corp. ............... Metals & Mining 243,600 4,396,980
Restaurant Brands International, Inc. .. Hotels, Restaurants & Leisure 101,900 6,241,812
10,638,792
China 4.8%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 276,200 5,113,518
Midea Group Co. Ltd., A ........... Household Durables 312,400 3,367,201
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 22,696 4,445,465
Yum China Holdings, Inc., (USD Traded) Hotels, Restaurants & Leisure 21,300 1,237,743
Yum China Holdings, Inc., (HKD Traded) Hotels, Restaurants & Leisure 106,600 6,280,739
20,444,666
France 7.9%
Danone SA ..................... Food Products 97,181 6,625,315
Eiffage SA ...................... Construction & Engineering 71,068 7,182,316
TotalEnergies SE ................ Oil, Gas & Consumable Fuels 221,515 10,587,507
Veolia Environnement SA .......... Multi-Utilities 302,283 9,236,095
33,631,233
Germany 14.0%
adidas AG ...................... Textiles, Apparel & Luxury Goods 17,639 5,542,932
a
Continental AG .................. Auto Components 48,935 5,312,088
b
Covestro AG, 144A, Reg S ......... Chemicals 66,269 4,516,089
Deutsche Boerse AG .............. Capital Markets 37,523 6,088,468
Deutsche Telekom AG ............. Diversified Telecommunication Services 739,480 14,829,037
E.ON SE ....................... Multi-Utilities 1,036,206 12,647,076
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 106,077 7,440,377
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 82,392 3,369,540
a
Vitesco Technologies Group AG ..... Auto Components 487 28,769
59,774,376
Hong Kong 2.4%
AIA Group Ltd. .................. Insurance 878,400 10,105,406
Hungary 0.5%
Richter Gedeon Nyrt . ............. Pharmaceuticals 78,659 2,150,649
Ireland 2.4%
CRH plc ....................... Construction Materials 97,232 4,588,654
a
ICON plc ....................... Life Sciences Tools & Services 21,400 5,607,228
10,195,882
Japan 21.3%
Hitachi Ltd. ..................... Industrial Conglomerates 244,200 14,447,045
Honda Motor Co. Ltd. ............. Automobiles 282,600 8,688,202
Isuzu Motors Ltd. ................ Automobiles 684,100 8,900,291
Komatsu Ltd. ................... Machinery 269,000 6,442,126
Kyocera Corp. ................... Electronic Equipment, Instruments &
Components 156,600 9,789,269
Mitsubishi Electric Corp. ........... Electrical Equipment 541,200 7,521,378
Sony Group Corp. ................ Household Durables 106,900 11,867,905
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 141,100 5,102,260
Sumitomo Mitsui Financial Group, Inc. . Banks 317,300 11,162,413

Templeton Institutional Funds
Statement of Investments (unaudited)
International Equity Series
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
Taisei Corp. .................... Construction & Engineering 227,600 $ 7,292,712
91,213,601
Luxembourg 0.7%
ArcelorMittal SA ................. Metals & Mining 102,821 3,147,486
Netherlands 2.5%
Royal Dutch Shell plc, B ........... Oil, Gas & Consumable Fuels 479,563 10,624,312
Norway 1.2%
Equinor ASA .................... Oil, Gas & Consumable Fuels 208,837 5,311,290
South Korea 4.6%
KB Financial Group, Inc. ........... Banks 80,742 3,754,239
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 189,712 11,758,389
Shinhan Financial Group Co. Ltd. .... Banks 124,844 4,216,199
19,728,827
Spain 1.5%
Red Electrica Corp. SA ............ Electric Utilities 330,758 6,635,474
Switzerland 2.7%
Adecco Group AG ................ Professional Services 86,083 4,313,946
Roche Holding AG ............... Pharmaceuticals 20,083 7,330,872
11,644,818
Taiwan 2.3%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 469,492 9,717,923
United Kingdom 21.7%
AstraZeneca plc ................. Pharmaceuticals 69,749 8,405,056
BAE Systems plc ................ Aerospace & Defense 1,440,288 10,907,608
BP plc ......................... Oil, Gas & Consumable Fuels 2,901,086 13,212,554
CK Hutchison Holdings Ltd. ......... Industrial Conglomerates 739,294 4,931,895
a
Compass Group plc .............. Hotels, Restaurants & Leisure 235,088 4,807,290
DS Smith plc .................... Containers & Packaging 1,135,337 6,269,434
GlaxoSmithKline plc .............. Pharmaceuticals 403,141 7,607,702
a
Informa plc ..................... Media 629,812 4,631,098
a
International Consolidated Airlines
Group SA ..................... Airlines 3,470,533 8,285,040
a,b
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Internet & Direct Marketing Retail 80,197 5,859,262
Smith & Nephew plc .............. Health Care Equipment & Supplies 343,187 5,911,711
Standard Chartered plc ............ Banks 975,902 5,704,273
Unilever plc ..................... Personal Products 38,111 2,063,038
a
WH Smith plc ................... Specialty Retail 194,034 4,455,292
93,051,253
Total Common Stocks (Cost $324,879,331) .....................................
410,712,754
Rights
a a
Rights 0.0%
†
France 0.0%
†
a,c
Veolia Environnement SA , 10/01/21 .. Multi-Utilities 302,283 245,342
Total Rights (Cost $–) ........................................................
245,342

Templeton Institutional Funds
Statement of Investments (unaudited)
International Equity Series
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a a a a a a
Escrows and Litigation Trusts 0.0%
a,d
Hemisphere Properties India Ltd.,
Escrow Account ................ 2,094,964 $ —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $324,879,331) ...............................
410,958,096
Short Term Investments 1.9%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 1.8%
United States 1.8%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 7,720,147 7,720,147
Total Money Market Funds (Cost $7,720,147) ...................................
7,720,147
Investments from Cash Collateral Received for Loaned
Securities 0.1%
Money Market Funds 0.1%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 315,885 315,885
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$315,885) ...................................................................
315,885
a a a a a
Total Short Term Investments (Cost $8,036,032 ) .................................
8,036,032
a a a
Total Investments (Cost $332,915,363) 97.9% ...................................
$418,994,128
Other Assets, less Liabilities 2.1% .............................................
8,953,023
Net Assets 100.0% ...........................................................
$427,947,151
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $10,375,351, representing 2.4% of net assets.
c
A portion or all of the security is on loan at September 30, 2021.
d
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
e
See Note 6 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Institutional Funds
Statement of Investments (unaudited)
International Equity Series
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

At September 30, 2021, the Fund had the following futures contracts outstanding. See Note 3 .
See Abbreviations on page 15 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 40 $ 4,534,000 12/17/21 $ (207,333)
Total Futures Contracts ...................................................................... $(207,333)
*
As of period end.

Templeton Institutional Funds

Quarterly Statement of Investments
Notes to Statements of Investments (unaudited)
1. Organization
Templeton Institutional Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'

Templeton Institutional Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
4. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
2. Financial Instrument Valuation
(continued)

Templeton Institutional Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
6. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
September 30, 2021, investments in affiliated management investment companies were as follows:
7. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2021, in valuing the Funds’ assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Foreign Smaller Companies Series
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $31,885,434 $68,207,107 $(93,433,296) $ — $ — $6,659,245 6,659,245 $832
Total Affiliated Securities ... $31,885,434 $68,207,107 $(93,433,296) $— $— $6,659,245 $832
International Equity Series
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $5,645,058 $116,376,540 $(114,301,451) $— $— $7,720,147 7,720,147 $648
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $5,609,390 $30,704,024 $(35,997,529) — — $315,885 315,885 $53
Total Affiliated Securities ... $11,254,448 $147,080,564 $(150,298,980) $— $— $8,036,032 $701

Templeton Institutional Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
Level 1 Level 2 Level 3 Total
Foreign Smaller Companies Series
Assets:
Investments in Securities:
Common Stocks :
Austria .............................. $ — $ 3,259,920 $ — $ 3,259,920
Bahamas ............................ 7,853,419 — — 7,853,419
Belgium ............................. — 22,782,497 — 22,782,497
Brazil ............................... 13,450,378 — — 13,450,378
Canada ............................. 23,310,279 — — 23,310,279
China ............................... 4,810,620 22,769,535 — 27,580,155
Denmark ............................ 5,091,940 — — 5,091,940
Finland .............................. 4,222,849 13,174,276 — 17,397,125
France .............................. — 8,513,132 — 8,513,132
Germany ............................ 11,672,907 20,815,296 — 32,488,203
Greece .............................. — 5,168,324 — 5,168,324
Hong Kong ........................... — 16,441,738 — 16,441,738
Indonesia ............................ — 5,772,701 — 5,772,701
Israel ............................... 5,049,010 4,777,052 — 9,826,062
Italy ................................ — 50,936,836 — 50,936,836
Japan ............................... — 151,897,766 — 151,897,766
Netherlands .......................... 13,252,842 11,899,875 — 25,152,717
Norway .............................. 5,113,791 4,789,141 — 9,902,932
Philippines ........................... — 5,886,398 — 5,886,398
South Korea .......................... — 13,977,304 — 13,977,304
Spain ............................... — 5,048,981 — 5,048,981
Sweden ............................. 9,102,473 24,080,333 — 33,182,806
Switzerland ........................... 8,288,759 29,320,530 — 37,609,289
Taiwan .............................. — 64,393,283 — 64,393,283
Thailand ............................. — 10,162,212 — 10,162,212
United Kingdom ....................... 42,647,838 29,971,041 — 72,618,879
United States ......................... 8,880,319 — — 8,880,319
Preferred Stocks ........................ 3,252,093 — — 3,252,093
Warrants .............................. 788,352 — — 788,352
Short Term Investments ................... 6,659,245 — — 6,659,245
Total Investments in Securities ........... $173,447,114 $525,838,171
a
$— $699,285,285
International Equity Series
Assets:
Investments in Securities:
Common Stocks :
Belgium ............................. — 5,136,277 — 5,136,277
Brazil ............................... 7,560,490 — — 7,560,490
Canada ............................. 10,638,792 — — 10,638,792
China ............................... 5,683,208 14,761,458 — 20,444,666
France .............................. — 33,631,233 — 33,631,233
Germany ............................ 28,769 59,745,607 — 59,774,376
Hong Kong ........................... — 10,105,406 — 10,105,406
Hungary ............................. 2,150,649 — — 2,150,649
Ireland .............................. 5,607,228 4,588,654 — 10,195,882
Japan ............................... — 91,213,601 — 91,213,601
Luxembourg .......................... — 3,147,486 — 3,147,486
Netherlands .......................... — 10,624,312 — 10,624,312
Norway .............................. — 5,311,290 — 5,311,290
South Korea .......................... — 19,728,827 — 19,728,827
Spain ............................... — 6,635,474 — 6,635,474
Switzerland ........................... — 11,644,818 — 11,644,818
Taiwan .............................. — 9,717,923 — 9,717,923
United Kingdom ....................... — 93,051,253 — 93,051,253
7. Fair Value Measurements
(continued)

Templeton Institutional Funds
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
8. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
International Equity Series (continued)
Assets:
Investments in Securities:
Rights ................................ $ 245,342 $ — $ — $ 245,342
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 8,036,031 — — 8,036,031
Total Investments in Securities ........... $39,950,509 $379,043,619
c
$— $418,994,128
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $ 207,333 $ — $ — $ 207,333
a
Includes foreign securities valued at $525,838,171, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes securities determined to have no value at September 30, 2021.
c
Includes foreign securities valued at $379,043,619, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
Cu r rency
HKD
Hong Kong Dollar
USD
United States Dollar
7. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.